Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 125,000,000
Previously Paid Amount	0
Total Fee Amount	17,262.5
Total Offset Amount	17,262.5
Net Fee	$ 0